Cover	Jul. 22, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 22, 2021
Entity File Number	001-36094
Entity Registrant Name	THE COMMUNITY FINANCIAL CORPORATION
Entity Central Index Key	0000855874
Entity Tax Identification Number	52-1652138
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	3035 Leonardtown Road
Entity Address, City or Town	Waldorf
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20601
City Area Code	301
Local Phone Number	645-5601
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	TCFC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false